Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Leases
Effective March 1, 2019, the Company entered into a lease for its principal executive offices in El Segundo, California, for an initial term of 5 years. The aggregate lease amount for the five-year term is $2.7 million. The future minimum lease payments required under noncancelable lease obligations related to this lease are $2.6 million due through 2023 (approximately $0.5 million annually) and $0.1 million thereafter.
Purchase Commitments
As of June 29, 2019, the Company had committed to purchase pea protein inventory totaling $28.4 million.
Litigation
On May 25, 2017, a former co-manufacturer of the Company filed a complaint against the Company in the Superior Court of the State of California for the County of Los Angeles asserting claims for (1) breach of contract, (2) misappropriation of trade secrets, (3) unfair competition under California Business & Professions Code Section 17200 Et. Seq., (4) money owed and due, (5) declaratory relief, and (6) injunctive relief, each arising out of the Company’s decision to terminate an exclusive agreement dated December 2, 2014 between the Company and the former co-manufacturer, pursuant to its terms (see Note 3). The Company denies these claims, filed counter-claims on July 27, 2017, alleging (1) breach of contract, (2) unfair competition under California Business & Professions Code Section 17200 Et. Seq., and (3) conversion, and is in the process of litigating this matter.
In October 2018, the former co-manufacturer filed an amended complaint that added one of the Company’s current contract manufacturers as a defendant, principally for claims arising from the current contract manufacturer’s alleged use of the former co-manufacturer’s alleged trade secrets, and for replacing the former co-manufacturer as one of the Company’s current co-manufacturers. The current co-manufacturer filed an answer denying all of the former co-manufacturer’s claims, and a cross-complaint against Beyond Meat asserting claims of total and partial equitable indemnity, contribution, and repayment. On March 11, 2019, the former co-manufacturer filed a second amended complaint to add claims of fraud and negligent misrepresentation against the Company. On May 30, 2019, the judge denied the Company’s motion to dismiss the fraud and negligent misrepresentation claims, allowing the claims to proceed. On June 19, 2019, the Company filed an answer denying the former co-manufacturer’s claims.  A trial date has been set for May 18, 2020. At this time the Company cannot reasonably estimate the potential liability associated with this litigation, but believes the final resolution of this litigation will not have a material adverse effect on its financial position, results of operations, or cash flows.
The Company is involved in various legal proceedings, claims, and litigation arising in the ordinary course of business. Based on the facts currently available, the Company does not believe that the disposition of matters that are pending or asserted will have a material effect on its financial statements.

Commitments and Contingencies
Leases
The Company has operating leases for its corporate offices including its research and development center, its manufacturing facility and its warehouses, and capital leases for certain of the Company’s equipment.
On October 12, 2017, the Company entered into a lease or the Lease, for its manufacturing facility located in Columbia, Missouri. The Lease is for a period of seven years commencing on October 1, 2017. The future minimum lease payments required under noncancelable lease obligations related to this Lease are $2.7 million due through 2023 (approximately $0.5 million annually) and $0.8 million thereafter.
The following table represents the Company’s commitments as of December 31, 2018 including future minimum lease payments required under noncancelable lease obligations:

(in thousands)	Capital Lease Obligations	Operating Lease Obligations	Purchase Commitments
Year Ended December 31,
2019	$44	$1,264	$22,440
2020	34	1,104	—
2021	28	1,088	—
2022	19	593	—
2023	6	542	—
Thereafter	—	859	—
		$5,450	$22,440
Total minimum lease payments	$131
Less: imputed interest (4.1% to 15.9%)	(11)
Total capital lease obligations	$120
Less: current portion of capital lease obligations	44
Long-term capital lease obligations	$76

Effective March 1, 2019, the Company entered into a lease for its corporate offices on 119 Standard Street, El Segundo, California, for an initial term of five years. The aggregate lease amount for the five year term (not included in the table above) is $2.7 million.
Total rent expense was $0.8 million, $1.0 million and $1.7 million in the years ended December 31, 2016, 2017 and 2018, respectively. Rent expense is reflected in cost of goods sold, research and development expenses and SG&A expenses in the statements of operations for all the periods presented.
Purchase Commitments
As of December 31, 2018, the Company had committed to purchase pea protein inventory totaling $22.4 million.
Litigation
On May 25, 2017, a former co-manufacturer of the Company filed a complaint against the Company in the Superior Court of the State of California for the County of Los Angeles asserting claims for (1) breach of contract, (2) misappropriation of trade secrets, (3) unfair competition under California Business & Professions Code Section 17200 Et. Seq., (4) money owed and due, (5) declaratory relief, and (6) injunctive relief, each arising out of the Company’s decision to terminate an exclusive agreement dated December 2, 2014 between the Company and the former co-manufacturer, pursuant to its terms (see Note 3). The Company denies these claims, filed counter-claims on July 27, 2017, alleging (1) breach of contract, (2) unfair competition under California Business & Professions Code Section 17200 Et. Seq., and (3) conversion, and is in the process of litigating this matter.
In October 2018, the former co-manufacturer filed an amended complaint that added one of the Company’s current contract manufacturers as a defendant, principally for claims arising from the current contract manufacturer’s alleged use of the former co-manufacturer’s alleged trade secrets, and for replacing the former co-manufacturer as one of the Company’s current co-manufacturers. The current co-manufacturer filed an answer denying all of the former co-manufacturer’s claims, and a cross-complaint against Beyond Meat asserting claims of total and partial equitable indemnity, contribution, and repayment. On March 11, 2019, the former co-manufacturer filed a second amended complaint to add claims of fraud and negligent misrepresentation against the Company. A trial date has been set for May 18, 2020. At this time the Company cannot reasonably estimate the potential liability associated with this litigation, but believes the final resolution of this litigation will not have a material adverse effect on its financial position, results of operations, or cash flows.
The Company is involved in various legal proceedings, claims, and litigation arising in the ordinary course of business. Based on the facts currently available, the Company does not believe that the disposition of matters that are pending or asserted will have a material effect on its financial statements.